Trade, Other Payables and Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Additional Information [Abstract]
Non-current	$ 3	$ 3	$ 4
Current
Trade payables	350	358	381
Accruals and deferred income(1)	186	228	206
Short-term provisions	20	22	0
Derivatives	9	0	0
Other payables	29	30	28
Total current trade, other payables and deferred income	594	638	615
Total trade, other payables and deferred income	597	$ 641	$ 619
Short term silicosis settlement provision	$ 16